Subsequent Events (Details)									2 Months Ended	12 Months Ended
	Apr. 01, 2024 USD ($) shares	Feb. 14, 2024 USD ($) $ / shares shares	Feb. 13, 2024 shares	Feb. 05, 2024 $ / shares shares	Jan. 03, 2024 USD ($) $ / shares shares	Jan. 03, 2023 USD ($)	Nov. 19, 2019 $ / shares shares	Nov. 14, 2019 $ / shares shares	Mar. 31, 2024 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Feb. 29, 2024 $ / shares shares	Oct. 08, 2021 $ / shares	Dec. 31, 2018 shares
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 1.7571
Common stock outstanding										9,068,899	9,044,733
Common stock issued upon conversion								100
Accrual of interest in trust account (in Dollars) | $										$ 27,637	$ 12,014
Conversion price per share (in Dollars per share) | $ / shares									$ 1	$ 0.8059
Common stock issued										9,068,899	9,044,733
Shares issuable upon exercise of option or warrants										24,166
Exercised redemption rights (in Dollars) | $										$ 5,766	$ 5,625
Common stock outstanding									5,000,000
Conversion of shares							100
Issuance of common stock												10,039		100
Common stock, par value (in Dollars per share) | $ / shares										$ 0.0001	$ 0.0001
Common stock received (in Dollars) | $										$ 907	$ 904
Preferred stock par value (in Dollars per share) | $ / shares								$ 1.7571
Warrants to purchase									9,192,500			2,500
Aggregate cash proceeds (in Dollars) | $		$ 10,000,000
Minimum [Member]
Subsequent Events [Line Items]
Exchange ratio										0.0806
Maximum [Member]
Subsequent Events [Line Items]
Exchange ratio										0.1757
Common Stock [Member]
Subsequent Events [Line Items]
Common stock issued upon conversion									584,505
Shares issuable upon exercise of option or warrants										24,166	70,312
Business Combination [Member]
Subsequent Events [Line Items]
Business combination shares										671,285
Subsequent Event [Member]
Subsequent Events [Line Items]
Sale of units	626
Addition shares issuable				1,200,000
Issuance of common stock			1,200,000
Holders of redeemed (in Dollars) | $		$ 7,456,463.3
Redeemed per public share (in Dollars per share) | $ / shares		$ 11.11
Outstanding preferred shares (in Dollars) | $		$ 50,000,000
Earnout shares		875,000
Vested shares		200,000	1,000,000
Liquidation preference (in Dollars per share) | $ / shares		$ 10
Exchange ratio		0.064452
Dividing per share (in Dollars per share) | $ / shares		$ 10
Common stock received (in Dollars) | $		$ 1
Conversion price (in Dollars) | $		$ 1,000
Preferred stock par value (in Dollars per share) | $ / shares												$ 0.0001
Aggregate cash proceeds (in Dollars) | $	$ 0.5
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Shares issuable upon exercise of option or warrants				382,651
Warrants to purchase												612,746
Subsequent Event [Member] | First Level Earnout Target [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share) | $ / shares				$ 12.5
Percentage of conversion price of preferred stock				125.00%
Subsequent Event [Member] | Second Level Earnout Target [Member]
Subsequent Events [Line Items]
Percentage of conversion price of preferred stock				150.00%
Subsequent Event [Member] | Business Combination [Member] | Minimum [Member]
Subsequent Events [Line Items]
Business combination shares				4,651,704
Subsequent Event [Member] | Business Combination [Member] | Maximum [Member]
Subsequent Events [Line Items]
Business combination shares				5,000,000
PHOENIX BIOTECH ACQUISITION CORP. [Member]
Subsequent Events [Line Items]
Deposit held in trust (in Dollars) | $					$ 22,600
Exceed shares of purchase price										10,000
Issuance of common stock										500,000
Liquidation preference (in Dollars per share) | $ / shares										$ 10
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Issuance of common stock										1,629,500
Common stock, par value (in Dollars per share) | $ / shares										$ 0.0001
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Business Combination Agreement [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares										10
PHOENIX BIOTECH ACQUISITION CORP. [Member] | CERo Common Stock [Member]
Subsequent Events [Line Items]
Per share of liquidation (in Dollars per share) | $ / shares										$ 10
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Public shares exercised					11,625
Payments for Deposits (in Dollars) | $					$ 128,133
Price per share (in Dollars per share) | $ / shares		$ 10
Public shares					753,332
Accrual of interest in trust account (in Dollars) | $					$ 8,400,000
Addition shares issuable				1,200,000
Shares issuable upon exercise of option or warrants				382,651
Holders of redeemed (in Dollars) | $		$ 7,456,463.3
Exchange ratio		0.064452
Earnout shares		875,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Issuance of common stock												0.0001
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares of restricted		1,200,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | Second Business Combination Agreement Amendment [Member]
Subsequent Events [Line Items]
Business combination shares			875,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | Business Combination Agreement [Member]
Subsequent Events [Line Items]
Business combination shares			1,000,000
Outstanding preferred shares (in Dollars) | $		$ 50,000,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | CERo Common Stock [Member]
Subsequent Events [Line Items]
Per share of liquidation (in Dollars per share) | $ / shares		$ 10
Earnout shares		1,000,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | Business Combination [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares of restricted		1,000,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | Sponsor [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 11.02
Class A Common Stock [Member]
Subsequent Events [Line Items]
Conversion of shares										4,596,250
Class A Common Stock [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock outstanding										5,563,297
Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share) | $ / shares				$ 0.0001
Vested shares			875,000
Liquidation preference (in Dollars per share) | $ / shares		$ 10
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Subsequent Events [Line Items]
Common stock outstanding										5,481,250	885,000
Common stock issued										5,481,250	885,000
Addition shares issuable										9,192,500
Exercised redemption rights (in Dollars) | $										$ 671,285
Common stock outstanding										5,563,297
Exceed shares of purchase price										1
Conversion of shares										4,596,250
Holders of redeemed (in Dollars) | $						$ 26,481,101
Common stock, par value (in Dollars per share) | $ / shares										$ 0.0001
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock outstanding					6,234,582
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Common stock issued				4,651,704
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Common stock issued				5,000,000
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | Business Combination Agreement [Member]
Subsequent Events [Line Items]
Business combination shares			1,200,000
Convertible Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock issued upon conversion					4,596,250
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Common stock issued upon conversion									2,845,597
Conversion price per share (in Dollars per share) | $ / shares									$ 750
Common stock issued										3,999,997
Preferred stock par value (in Dollars per share) | $ / shares									$ 1,000	$ 1.7571
Series A Preferred Stock [Member] | Subsequent Event [Member] | Second Level Earnout Target [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share) | $ / shares				$ 15
Series A Preferred Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Subsequent Events [Line Items]
Issuance of common stock										1,500
Series A Preferred Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share) | $ / shares				$ 12.5
Percentage of conversion price of preferred stock				125.00%
Series A Preferred Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share) | $ / shares				$ 15
Percentage of conversion price of preferred stock				150.00%
Common Stock [Member]
Subsequent Events [Line Items]
Common stock issued										45,350,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Earnout shares		1,000,000
Common stock received (in Dollars) | $		$ 1,200,000
Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 10
Earnout shares		200,000
Common Class B [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share) | $ / shares										$ 0.0001
Common Class B [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Subsequent Events [Line Items]
Common stock outstanding										0	4,596,250
Common stock issued										0	4,596,250
Common stock, par value (in Dollars per share) | $ / shares											$ 0.0001
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Issuance of common stock												10,039
Private Placement [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares													$ 10
Issuance of common stock										885,000
Common stock received (in Dollars) | $											$ 885,000
Private Placement [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Sponsor [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares										$ 10
Private Placement [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Sale of units					885,000
Issuance of common stock												10,080
Private Placement [Member] | Class A Common Stock [Member]
Subsequent Events [Line Items]
Common stock issued										885,000
IPO [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares													$ 10
Sale of units										17,500,000
Common stock received (in Dollars) | $											$ 1,288,298
IPO [Member] | Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Subsequent Events [Line Items]
Exceed shares of purchase price										82,047
Initial Public Offering [Member]
Subsequent Events [Line Items]
Common stock issued										82,047